LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

11.          LEASES

Operating leases

The Group’s leases consist of various operating lease contracts for offices, kindergartens and student care centers in Singapore. The Group determines if an arrangement is a lease at inception. The Group’s leases have remaining lease terms of up to four years, none of them include options to extend or terminate the leases. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices included in the lease contracts. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As of December 31, 2020, 2021 and 2022, the Group had no leases that were classified as a financing lease. As of December 31, 2020, 2021 and 2022, the Group did not have additional operating leases that have not yet commenced but create significant rights and obligations for the Group.

Total operating lease expense for the years ended December 31, 2020, 2021 and 2022 was $3,468, $3,956, and $3,837, respectively. The operating lease expense was recorded in cost of revenues, and general and administrative expenses on the combined carve-out statements of operations.

11.          LEASES - continued

Operating leases - continued

The short term lease expense for the years ended December 31, 2020, 2021 and 2022 was $Nil, $Nil and $Nil, respectively. The short term lease expense was recorded in cost of revenues, and general and administrative expenses on the combined carve-out statements of operations.

	For the year ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	3,778	3,978	3,789
Right-of-use assets obtained in exchange for new lease obligations:	4,388	1,675	1,828

Weighted average remaining lease term	2.83	2.24	1.65
Weighted average discount rate	3.02%	2.61%	3.09%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31, 2022:

Years ending December 31,
2023	3,197
2024	1,833
2025	538
2026	35
2027	—
2028 and thereafter	—
Less: imputed interest	(207)
Total operating lease liabilities	5,396
Less: current operating lease liabilities	2,928
Non-current operating lease liabilities	2,468